Supplement to Prospectus and Statement of Additional Information

Dated November 1, 2023

HC Capital Trust

The date of this Supplement is May 31, 2024

The Value Equity Portfolio and the Small – Mid Capitalization Equity Portfolio (the “Portfolios”) and The U.S. Equity Portfolio (the “Acquiring Portfolio”): At a shareholder meeting held on May 31, 2024, shareholders of each Portfolio approved a Plan of Reorganization which involves a transfer of substantially all of the assets of each Portfolio (the “Reorganization”) to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; the distribution of such shares of the Acquiring Portfolio to the shareholders of each Portfolio; and the liquidation and termination of each Portfolio. The Reorganization is scheduled to become effective June 14, 2024. As a result of the Reorganization, effective May 31, 2024, shares of each Portfolio are no longer available for purchase.

The U.S. Equity Portfolio (formerly, The Growth Equity Portfolio) (From the Supplement dated April 17, 2024): Effective April 17, 2024, all references to The Growth Equity Portfolio in the Prospectus are revised and restated as The U.S. Equity Portfolio.

The Value Equity Portfolio, The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization- Mid Capitalization Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio (the “Portfolios”): Effective March 14, 2024, Dan McCollum no longer serves as a portfolio manager of the Portfolios. Accordingly, effective March 14, 2024, the Prospectus is supplemented as shown below.

1. The following replaces the “Portfolio Managers” paragraph under the “Investment Adviser” section of the Prospectus with respect to the Portfolios:

Page 8 – The Value Equity Portfolio; Page 16 – The U.S. Equity Portfolio; Page 24 – The Institutional U.S. Equity Portfolio; Page 31 – The Small Capitalization- Mid Capitalization Equity Portfolio; Page 56 – The International Equity Portfolio; Page 63 – The Institutional International Equity Portfolio; Page 70 – The Emerging Markets Portfolio; Page 77 – The Core Fixed Income Portfolio; Page 85 – The Corporate Opportunities Portfolio; Page 92 – The U.S. Government Fixed Income Securities Portfolio; Page 100 – The U.S. Corporate Fixed Income Securities Portfolio; Page 107 – The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio; Page 112 – The Short-Term Municipal Bond Portfolio; and Page 119 – The Intermediate Term Municipal Bond Portfolio

Brad Conger, CFA has managed the Portfolio since August, 2013. Matthew Mead, CFA and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer, CFA has managed the Portfolio since March, 2024.

Page 40 – The ESG Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in July 2015. Matthew Mead, CFA and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer, CFA has managed the Portfolio since March, 2024.

Page 49 – The Catholic SRI Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in January 2016. Matthew Mead, CFA and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer has managed the Portfolio since March, 2024.

2. The last paragraph in the “HC Capital Solutions” subsection under the section “Additional Information” on page 164 is hereby deleted replaced with the following:

The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2023, approximately $18.1 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Brad Conger, CFA, Mr. Akhil Jain, Mr. Matthew Mead, CFA and Mr. Paul Shaffer, CFA act as portfolio managers for each Portfolio. Mr. Conger is the Chief Investment Officer for the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jain is Director of Quantitative Research for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. Jain was a Managing Director on AllianceBernstein's Alternative Investment Management team for over six years. Mr. Mead is a Director in the Investment Strategy Group in charge of long-only manager selection and has been with the Adviser since 2008. Mr. Shaffer is an Associate Director on the Adviser’s investment team and has been with the Adviser since 2017. Prior to joining the Adviser, Mr. Shaffer worked as an Equity Finance Analyst at Susquehanna International Group for over six years.

The Growth Equity Portfolio (the “Acquiring Portfolio”), The Value Equity Portfolio and The Small Capitalization- Mid Capitalization Equity Portfolio (together with The Value Equity Portfolio, the “Target Portfolios”) (From the Supplement dated March 12, 2024): On March 12, 2024, the Board of Trustees of HC Capital Trust (i) approved a Plan of Reorganization (the “Plan”) which involves a transfer of substantially all of the assets of each of the Target Portfolios to the Acquiring Portfolio subject to the approval of the shareholders of each of the Target Portfolios; and (ii) called a meeting of the shareholders, as of record date April 5, 2024, of the Target Portfolios scheduled to be held on May 31, 2024 for the purpose of approving the Plan. Proxy materials relating to the shareholder meeting will be forthcoming.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization- Mid Capitalization Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio (the “Portfolios”): Effective March 12, 2024, Paul Shaffer is added as a portfolio manager of the Portfolios. Accordingly, effective March 12, 2024, the Prospectus is supplemented as shown below.

1. The following replaces the “Portfolio Managers” paragraph under the “Investment Adviser” section of the Prospectus with respect to the Portfolios:

Page 8 – The Value Equity Portfolio; Page 16 – The Growth Equity Portfolio; Page 24 – The Institutional U.S. Equity Portfolio; Page 31 – The Small Capitalization- Mid Capitalization Equity Portfolio; Page 56 – The International Equity Portfolio; Page 63 – The Institutional International Equity Portfolio; Page 70 – The Emerging Markets Portfolio; Page 77 – The Core Fixed Income Portfolio; Page 85 – The Corporate Opportunities Portfolio; Page 92 – The U.S. Government Fixed Income Securities Portfolio; Page 100 – The U.S. Corporate Fixed Income Securities Portfolio; Page 107 – The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio; Page 112 – The Short-Term Municipal Bond Portfolio; and Page 119 – The Intermediate Term Municipal Bond Portfolio

Brad Conger, CFA has managed the Portfolio since August, 2013. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer, CFA has managed the Portfolio since March, 2024.

Page 40 – The ESG Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in July 2015. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer, CFA has managed the Portfolio since March, 2024.

Page 49 – The Catholic SRI Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in January 2016. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019. Paul Shaffer has managed the Portfolio since March, 2024.

2. The last paragraph in the “HC Capital Solutions” subsection under the section “Additional Information” on page 164 is hereby deleted replaced with the following:

The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2023, approximately $18.1 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Brad Conger, CFA, Mr. Akhil Jain, Mr. Dan McCollum, Mr. Matthew Mead, CFA and Mr. Paul Shaffer, CFA act as portfolio managers for each Portfolio. Mr. Conger is the Chief Investment Officer for the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jain is Director of Quantitative Research for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. Jain was a Managing Director on AllianceBernstein's Alternative Investment Management team for over six years. Mr. McCollum is Deputy Chief Investment Officer for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. McCollum was a Managing Director in Brown University’s Investment Office for over 5 years. Mr. Mead is a Director in the Investment Strategy Group in charge of long-only manager selection and has been with the Adviser since 2008. Mr. Shaffer is an Associate Director on the Adviser’s investment team and has been with the Adviser since 2017. Prior to joining the Adviser, Mr. Shaffer worked as an Equity Finance Analyst at Susquehanna International Group for over six years.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization- Mid Capitalization Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio (the “Portfolios”) (From the Supplement dated February 12, 2024): Effective February 1, 2024, Mr. Mark Hamilton is no longer an employee and portfolio manager of Hirtle Callaghan & Co., LLC. Accordingly, effective February 1, 2024, the Prospectus is supplemented as shown below.

1. The following replaces the “Portfolio Managers” paragraph under the “Investment Adviser” section of the Prospectus with respect to the Portfolios:

Page 8 – The Value Equity Portfolio; Page 16 – The Growth Equity Portfolio; Page 24 – The Institutional U.S. Equity Portfolio; Page 31 – The Small Capitalization- Mid Capitalization Equity Portfolio; Page 56 – The International Equity Portfolio; Page 63 – The Institutional International Equity Portfolio; Page 70 – The Emerging Markets Portfolio; Page 77 – The Core Fixed Income Portfolio; Page 85 – The Corporate Opportunities Portfolio; Page 92 – The U.S. Government Fixed Income Securities Portfolio; Page 100 – The U.S. Corporate Fixed Income Securities Portfolio; Page 107 – The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio; Page 112 – The Short-Term Municipal Bond Portfolio; and Page 119 – The Intermediate Term Municipal Bond Portfolio

Brad Conger, CFA has managed the Portfolio since August, 2013. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019.

Page 40 – The ESG Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in July 2015. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019.

Page 49 – The Catholic SRI Growth Portfolio

Brad Conger, CFA has managed the Portfolio since its inception in January 2016. Matthew Mead, CFA, Dan McCollum and Akhil Jain have managed the Portfolio since October, 2019.

2. The last paragraph in the “HC Capital Solutions” subsection under the section “Additional Information” on page 164 is hereby deleted replaced with the following:

The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2023, approximately $18.1 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Brad Conger, CFA, Mr. Akhil Jain, Mr. Dan McCollum and Mr. Matthew Mead, CFA act as portfolio managers for each Portfolio. Mr. Conger is the Chief Investment Officer for the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jain is Director of Quantitative Research for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. Jain was a Managing Director on AllianceBernstein's Alternative Investment Management team for over six years. Mr. McCollum is Deputy Chief Investment Officer for the Adviser and has been with the Adviser since 2018. Prior to joining the Adviser, Mr. McCollum was a Managing Director in Brown University's Investment Office for over 5 years. Mr. Mead is a Director in the Investment Strategy Group in charge of long-only manager selection and has been with the Adviser since 2008.

The Growth Equity Portfolio (the “Portfolio”): By unanimous written consent dated February 5, 2024, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The U.S. Equity Portfolio”, effective April 17, 2024 and (ii) approved changes to the Portfolio’s principal strategies as set forth below, effective April 17, 2024. Accordingly, the Prospectus is supplemented as follows:

1. Effective April 17, 2024, the following revises and replaces the Principal Investment Strategies section of the Portfolio on pages 9-10:

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market . Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income- producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. Effective April 17, 2024, the paragraphs entitled “Growth Investing Risk”, “Mid Cap Risk” and “Technology Sector Risk under the heading “Principal Investment Risks” for the Portfolio on page 11 are deleted in their entirety and the following paragraph is added under the heading “Principal Investment Risks” for the Portfolio on page 11

With respect to “Equity Risks”:

•                  Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”) (From the Supplement dated January 29, 2024): Effective January 12, 2024, Echo Street Capital Management LLC (“Echo Street”), no longer serves as a Specialist Manager for the Portfolios. Accordingly, effective January 12, 2024, the Prospectus is supplemented as shown below with references to Echo Street deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus with respect to the Portfolios:

Page 8 – The Value Equity Portfolio

Investment Subadvisers

Mellon Investments Corporation (“Mellon”), Monashee Investment Management LLC (“Monashee”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 16 – The Growth Equity Portfolio

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management LLC (“Monashee”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 24 – The Institutional U.S. Equity Portfolio

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management LLC (“Monashee”), Parametric Portfolio Associates LLC (“Parametric”), RhumbLine Advisers Limited Partnership (“RhumbLine”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

2. The “Echo Street” section is deleted in its entirety under the “Portfolio Managers” section for each of The Value Equity Portfolio (p. 8), The Growth Equity Portfolio (p. 16) and The Institutional U.S. Equity Portfolio (p. 24).

3. The following replaces the subsection “Specialist Managers” under the section “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 121 – The Value Equity Portfolio

Specialist Managers.  The Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon, Monashee and Parametric are currently responsible for implementing the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Pages 123-124 – The Growth Equity Portfolio

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon, Monashee and Parametric are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Pages 126-127 – The Institutional U.S. Equity Portfolio

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon, Monashee, Parametric and RhumbLine are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. “The Echo Street Investment Selection Process” is deleted in its entirety from the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section for each of The Value Equity Portfolio (pp. 121-122), The Growth Equity Portfolio (p. 124) and The Institutional U.S. Equity Portfolio (p. 127).

5. The following replaces “The Value Equity Portfolio” section of the Prospectus:

Page 164 – Additional Information

The Value Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2023 of 0% Mellon Index Strategy, 0% Monashee, 0% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 100% Parametric Tax-Managed Custom Core Strategy and 0% HC Capital Solutions.

6. The following replaces “The Growth Equity Portfolio” section of the Prospectus:

Page 164 – Additional Information

The Growth Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2023 of 24% Jennison, 0% Mellon Index Strategy, 0% Monashee, 0% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 76% Parametric Tax-Managed Custom Core Strategy and 0% HC Capital Solutions.

7. The following replaces “The Institutional U.S. Equity Portfolio” section of the Prospectus:

Page 165 – Additional Information

The Institutional U.S. Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2023 of 4% Jennison, 61% Mellon Index Strategy, 0% Monashee, 3% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 5% Parametric Targeted Strategy, 13% RhumbLine, 3% Wellington and 0% HC Capital Solutions.

8. The “Echo Street Capital Management LLC” section is deleted in its entirety under the “Specialist Manager Guide” section on pages 183-184 of the Prospectus.

The ESG Growth Portfolio (the “Portfolio”) (From the Supplement dated January 5, 2024): Effective December 31, 2023, RBC Global Asset Management (UK) Limited (“RBC”), no longer serves as a Specialist Manager for the Portfolio. Accordingly, effective December 31, 2023, the Prospectus is supplemented as shown below with references to RBC deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus with respect to the Portfolio on page 40 of the Prospectus:

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The “RBC GAM” section is deleted in its entirety under the “Portfolio Managers” section of the Prospectus with respect to the Portfolio on page 40 of the Prospectus.

3. The following replaces the subsection “Specialist Managers” under the section “More Information About Fund Investments and Risks” with respect to the Portfolio on page 132 of the Prospectus:

Specialist Managers.    Currently, three Specialist Managers have been retained to provide day-to-day portfolio management services to the Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. “The RBC GAM Investment Selection Process” is deleted in its entirety from the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section with respect to the Portfolio on pages 132-133 of the Prospectus.

5. The following replaces “The ESG Growth Portfolio” section of the Prospectus under “Additional Information” on page 165 of the Prospectus:

The ESG Growth Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at December 31, 2023 of 0% Agincourt, 82% Mellon, 0% Parametric Liquidity Strategy and 0% Parametric Targeted Strategy.

6. The “RBC Global Asset Management (UK) Limited” section is deleted in its entirety under the “Specialist Manager Guide” section on page 191 of the Prospectus.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio (the “Portfolios”) (From the Supplement dated December 13, 2023): Due to a change of control at Monashee Investment Management LLC (“Monashee”), the existing Portfolio Management Agreements, between HC Capital Trust (the “Trust”) and Monashee, with respect to each Portfolio, were deemed to be assigned pursuant to the Investment Company Act of 1940, as amended, on November 30, 2023 and such assignment resulted in the automatic termination of each Portfolio Management Agreement. On November 29, 2023, the Board of Trustees of the Trust, on behalf of the Portfolios, approved new Portfolio Management Agreements, engaging Monashee as a Specialist Manager to manage a portion of the assets of each respective Portfolio, to be effective December 1, 2023.

The Emerging Markets Portfolio (the “Portfolio”): On December 13, 2023, the Board of Trustees approved the termination of the Portfolio Management Agreement between the Trust, on behalf of the Portfolio, and XY Investments (HK) Ltd (“XY Investments”), to be effective February 11, 2024. Accordingly, effective February 11, 2024, the Prospectus is supplemented as shown below with references to XY Investments deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus with respect to the Portfolio on page 70 of the Prospectus:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management LLC (“Monashee”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The “XY Investments” section is deleted in its entirety under the “Portfolio Managers” section of the Prospectus with respect to the Portfolio on page 70 of the Prospectus.

3. The following replaces the subsection “Specialist Managers” under the section “More Information About Fund Investments and Risks” with respect to the Portfolio on page 140 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM is currently responsible for implementing the active component of the Portfolio’s investment strategy. Mellon, Monashee and Parametric also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. “The XY Investments Investment Selection Process” is deleted in its entirety from the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section with respect to the Portfolio on pages 141-142 of the Prospectus.

5. The following replaces “The Emerging Markets Portfolio” section of the Prospectus under “Additional Information” on page 165 of the Prospectus:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2023 of 0% CLIM, 86% Mellon, 0% Monashee, 5% Parametric Liquidity Strategy, 1% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 0% Parametric Tax-Managed Custom Core Strategy and 0% HC Capital Solutions.

6. The “XY Investments (HK) Limited” section is deleted in its entirety under the “Specialist Manager Guide” section on pages 192-193 of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.